Rule 497(e)
Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III
FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF
FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF
(the “Funds”)
SUPPLEMENT TO THE FUNDS’ STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 22, 2016
AS SUPPLEMENTED ON AUGUST 30, 2016
DATED SEPTEMBER 15, 2016
Notwithstanding anything to the contrary in the Funds’ Statement of Additional Information, the following is added to the end of the section entitled “Additional Information”:
Policy Regarding Investment in Other Investment Companies. The Funds will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.
PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE